Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Property Plant and Equipment

	Land and buildings (i) € m	Plant and machinery € m	Assets in course of construction € m	Total € m

At 31 December 2019
Cost/deemed cost	9,189	16,283	674	26,146
Accumulated depreciation (and impairment charges)	(2,322)	(7,835)	(35)	(10,192)
Net carrying amount	6,867	8,448	639	15,954

At 1 January 2019, net carrying amount	6,972	8,196	593	15,761
Effect of adopting IFRS 16	(7)	(20)	4	(23)
Translation adjustment	155	203	19	377
Reclassifications	101	446	(547)	-
Transfer (to)/from leased assets (note 22)	(5)	17	-	12
Additions at cost	72	590	567	1,229
Additions to leased mineral reserves (note 21) (ii)	86	-	-	86
Arising on acquisition (note 32)	152	94	7	253
Disposals at net carrying amount	(405)	(120)	(4)	(529)
Depreciation charge for year (iii)	(251)	(953)	-	(1,204)
Impairment charge for year (iv)	(3)	(5)	-	(8)
At 31 December 2019, net carrying amount	6,867	8,448	639	15,954

	Land and buildings € m	Plant and machinery € m	Other € m
Leased right-of-use assets (v)
At 31 December 2019, net carrying amount (note 22)	1,086	337	47	1,470
Total property, plant and equipment				17,424

The equivalent disclosure for the prior year is as follows:

	Land and buildings (i) € m	Plant and machinery € m	Assets in course of construction € m	Total € m

At 31 December 2018
Cost/deemed cost	9,335	15,535	629	25,499
Accumulated depreciation (and impairment charges)	(2,363)	(7,339)	(36)	(9,738)
Net carrying amount	6,972	8,196	593	15,761

At 1 January 2018, net carrying amount	6,224	6,319	551	13,094
Reclassified from held for sale	22	79	3	104
Translation adjustment	139	112	8	259
Reclassifications	71	386	(457)	-
Additions at cost	74	541	506	1,121
Arising on acquisition (note 32)	832	1,759	23	2,614
Disposals at net carrying amount	(158)	(161)	(5)	(324)
Depreciation charge for year (iii)	(232)	(839)	-	(1,071)
Impairment charge for year (iv)	-	-	(36)	(36)
At 31 December 2018, net carrying amount	6,972	8,196	593	15,761

At 1 January 2018
Cost/deemed cost	8,472	13,157	551	22,180
Accumulated depreciation (and impairment charges)	(2,248)	(6,838)	-	(9,086)
Net carrying amount	6,224	6,319	551	13,094

(i)	The carrying value of mineral-bearing land included in the land and buildings category on page 164 amounted to € 3,272 million at the balance sheet date (2018: € 3,112 million).

(ii)	Relates to leased mineral reserves which fall outside the scope of IFRS 16.

(iii)	The depreciation charge for the year includes € 33 million (2018: € 41 million; 2017: € 55 million) relating to discontinued operations.

(iv)
The impairment charge of
€
8 million (2018:
€
36 million; 2017:
€
nil million) principally relates to the write-down of property, plant and equipment in Americas Materials and Europe Materials. The charge includes
€
1 million (2018:
€
nil million; 2017:
€
nil million) relating to discontinued operations.

(v)	See note 22 for more detailed information on right-of-use assets and lease liabilities of the Group under IFRS 16.

Schedule of Future Purchase Commitments for Property, Plant and Equipment

Future purchase commitm e nts for property, plant and equipment	2019 € m	2018 (vi) € m
Contracted for but not provided in the financial statements	373	449
Authorised by the Directors but not contracted for	355	366

(vi)	Includes contracted for but not provided for and authorised but not contracted for commitments of € 22 million and € 6 million respectively relating to discontinued operations.